Basis of Presentation and General Information - Additional Information (Details) $ in Thousands			12 Months Ended
	Apr. 23, 2015 USD ($)	Mar. 23, 2015 Vessel	Dec. 31, 2015 USD ($)
Basis Of Presentation [Line Items]
Purpose of acquiring from entities under common control		100.00%
Number of ownership interest entities | Vessel		6
Cash consideration			$ 1,745
Maritime Investors [Member]
Basis Of Presentation [Line Items]
Percentage of shares owned directly			100.00%
Pyxis Holdings Inc. [Member]
Basis Of Presentation [Line Items]
Percentage of shares owned indirectly			100.00%
LookSmart, Ltd. [Member]
Basis Of Presentation [Line Items]
Cash consideration	$ 600